Material accounting policies - New or amended accounting standards and principles effective in 2023 (Details)	12 Months Ended
Dec. 31, 2024
IAS 1 and IFRS Practice statement 2 [Member]
Disclosure of changes in accounting estimates [line items]
New or amended accounting principles coming into effect in 2023	Classification of liabilities as current and non-current
IAS 7 [Member]
Disclosure of changes in accounting estimates [line items]
New or amended accounting principles coming into effect in 2023	Reverse factoring
New or amended accounting principles coming into effect in 2025	Classification and measurement of financial instruments
IFRS 7 [Member]
Disclosure of changes in accounting estimates [line items]
New or amended accounting principles coming into effect in 2023	Reverse factoring
IFRS 9 [Member]
Disclosure of changes in accounting estimates [line items]
New or amended accounting principles coming into effect in 2025	Classification and measurement of financial instruments
IFRS 16 [Member]
Disclosure of changes in accounting estimates [line items]
New or amended accounting principles coming into effect in 2023	Lease liabilities in a sale and leaseback transaction
IFRS 18 [Member]
Disclosure of changes in accounting estimates [line items]
New or amended accounting principles coming into effect in 2025	New presentation and disclosure requirements in financial statements
IFRS 19 [Member]
Disclosure of changes in accounting estimates [line items]
New or amended accounting principles coming into effect in 2025	Reduced disclosures for subsidiaries without public accountability
IAS 21 [Member]
Disclosure of changes in accounting estimates [line items]
New or amended accounting principles coming into effect in 2025	Lack of convertibility between currencies
IAS 28 [Member]
Disclosure of changes in accounting estimates [line items]
New or amended accounting principles coming into effect in 2025	Application of the equity method for the measurement of investments in subsidiaries